Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash	€ 1	€ 2
Cash at banks	22,856	29,161
Total	€ 22,858	€ 29,162	€ 34,441	€ 101,813